Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred tax assets not recognized [Table Text Block]
	2019	2018
	$	$

Non-capital losses carried forward	33,175	24,924
Tax credits carried forward	5,905	4,986
Accounting basis of property and equipment and intangible assets in excess of tax basis	2,732	1,326
Scientific research and experimental development expenditures	9,255	7,963
Share issue costs and other	675	504
	51,742	39,703

Disclosure of non-capital tax losses expiry [Table Text Block]
Federal
$
2025	3,736
2026	7,508
2027	4,706
2028	3,417
2029	3,604
2030	1,924
2031	1,592
2032	2,912
2033	2,011
2034	4,921
2035	6,646
2036	15,466
2037	26,223
2038	21,857
2039	26,009
132,532

Disclosure of reconciliation of the Canadian statutory income tax rate [Table Text Block]
	2019	2018
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,239)	(8,293)
Investment tax credits	(677)	(650)
Share-based compensation and other	1,736	(121)
Change in unrecognized tax assets	10,208	9,071

Income tax expense	28	7